Events after balance sheet date (Details)							12 Months Ended
	Mar. 16, 2026 shares	Mar. 06, 2026 shares	Jan. 20, 2026 shares	Nov. 19, 2025 shares	Aug. 07, 2025 shares	May 27, 2025 shares	Dec. 31, 2025 EquityInstruments	Dec. 31, 2024 EquityInstruments	Dec. 31, 2023 EquityInstruments
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement				420,000	905,000	925,000	2,250,000	1,381,000	1,538,400
Share based payment arrangements [member] | Subscription rights plan 2025 (B) [member]
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement	115,000	127,400	110,000
Share based payment arrangements [member] | Subscription rights plan 2026 [member]
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement		914,200
Subscription rights created		1,750,000
Share based payment arrangements [member] | Subscription rights plan 2026 [member] | Executive committee
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement		586,900
Share based payment arrangements [member] | RSU Plan 2025.VI, RSU Plan 2026.I, RSU Plan 2026.II [member]
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement		244,700
Share based payment arrangements [member] | RSU Plan 2025.VI, RSU Plan 2026.I, RSU Plan 2026.II [member] | Executive committee
Disclosure of non-adjusting events after reporting period
vesting period of RSU		4 years
Percentage Of RSU Vesting Each Year.		25.00%
Share based payment arrangements [member] | PSU Plan 2026.I [member]
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement		181,600
Cliff Vesting Period		3 years
Three year Cliff Vesting Percentage.		100.00%
Share based payment arrangements [member] | All RSU and PSU Plans [member] | Executive committee
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement		117,400